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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING SPorts Core Fixed Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of December 31, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 97.3%
		Aerospace/Defense: 1.0%
$50,000		McDonnell Douglas Corp., 9.750%, due 04/01/12	$57,613
			57,613
		Banks: 22.8%
100,000		American Express Bank FSB, 5.550%, due 10/17/12	107,012
149,000		Bank of America Corp., 7.400%, due 01/15/11	157,759
100,000		Bank of New York Mellon Corp., 3.100%, due 01/15/15	99,178
200,000		Barclays Bank PLC, 5.000%, due 09/22/16	204,652
150,000		Capital One Financial Corp., 7.375%, due 05/23/14	169,996
150,000		Citigroup, Inc., 5.250%, due 02/27/12	155,060
150,000		Citigroup, Inc., 6.375%, due 08/12/14	157,192
50,000		Credit Suisse New York, 6.000%, due 02/15/18	52,401
100,000		Deutsche Bank Trust Corp., 7.500%, due 11/15/15	102,567
100,000		Morgan Stanley, 6.600%, due 04/01/12	108,857
50,000		US Bancorp., 4.200%, due 05/15/14	51,954
			1,366,628
		Beverages: 4.2%
142,000		Anheuser-Busch Cos., Inc., 5.050%, due 10/15/16	145,268
100,000		Diageo Capital PLC, 5.500%, due 09/30/16	106,993
			252,261
		Chemicals: 2.7%
100,000		Dow Chemical Co., 5.900%, due 02/15/15	107,576
50,000		EI Du Pont de Nemours & Co., 4.875%, due 04/30/14	53,381
			160,957
		Computers: 0.9%
50,000		International Business Machines Corp., 5.700%, due 09/14/17	54,751
			54,751
		Diversified Financial Services: 12.8%
100,000	S	American Express Credit Corp., 5.875%, due 05/02/13	107,397
100,000		BP Capital Markets PLC, 3.875%, due 03/10/15	103,068
100,000		Caterpillar Financial Services Corp., 1.900%, due 12/17/12	99,681
50,000		Caterpillar Financial Services Corp., 5.850%, due 09/01/17	53,440
60,000		General Electric Capital Corp., 0.354%, due 01/20/10	60,010
150,000		HSBC Finance Corp., 6.375%, due 11/27/12	163,463
100,000		International Lease Finance Corp., 5.625%, due 09/20/13	78,503
94,000		Merrill Lynch & Co., Inc., 6.150%, due 04/25/13	100,670
			766,232
		Electric: 4.4%
50,000		Consolidated Edison Co. of New York, Inc., 5.500%, due 09/15/16	52,805
100,000		Duke Energy Corp., 3.950%, due 09/15/14	101,417
102,000		Public Service Co. of Oklahoma, 6.150%, due 08/01/16	108,390
			262,612
		Food: 2.5%
150,000		Campbell Soup Co., 4.500%, due 02/15/19	150,383
			150,383
		Insurance: 6.1%
150,000		Genworth Financial, Inc., 5.650%, due 06/15/12	148,856
100,000		Metlife, Inc., 5.000%, due 11/24/13	105,365
101,000		Metlife, Inc., 6.125%, due 12/01/11	108,627
			362,848
		Iron/Steel: 0.9%
50,000		ArcelorMittal, 5.375%, due 06/01/13	52,804
			52,804
		Media: 1.7%
50,000		Time Warner Cable, Inc., 5.000%, due 02/01/20	48,581
50,000		Viacom, Inc., 5.625%, due 09/15/19	52,303
			100,884
		Mining: 4.4%
52,000		Barrick Gold Corp., 6.950%, due 04/01/19	58,651
100,000		BHP Billiton Finance Ltd., 5.125%, due 03/29/12	106,497
100,000		Vale Overseas Ltd., 5.625%, due 09/15/19	101,473
			266,621

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of December 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Office/Business Equipment: 1.7%
$100,000		Xerox Corp., 4.250%, due 02/15/15		$99,416
				99,416
		Oil & Gas: 7.7%
100,000		NuStar Logistics L.P., 6.050%, due 03/15/13		105,329
250,000		Petrobras International Finance Co., 5.750%, due 01/20/20		255,570
100,000		Pride International, Inc., 7.375%, due 07/15/14		103,750
				464,649
		Pipelines: 7.8%
100,000		Consolidated Natural Gas Co., 6.000%, due 10/15/10		103,683
50,000		Kinder Morgan Energy Partners LP, 5.800%, due 03/01/21		51,677
100,000		Magellan Midstream Partners L.P., 6.550%, due 07/15/19		108,746
100,000		Plains All American Pipeline L.P., 4.250%, due 09/01/12		103,263
100,000		Plains All American Pipeline LP, 5.750%, due 01/15/20		100,264
				467,633
		Real Estate: 1.7%
50,000		Duke Realty LP, 7.375%, due 02/15/15		52,785
50,000		ProLogis, 7.375%, due 10/30/19		49,405
				102,190
		Retail: 2.6%
50,000		McDonald’s Corp., 5.000%, due 02/01/19		52,355
100,000		Walgreen Co., 5.250%, due 01/15/19		106,312
				158,667
		Savings & Loans: 2.6%
150,000		Golden West Financial Corp., 4.750%, due 10/01/12		156,713
				156,713
		Telecommunications: 8.8%
150,000		BellSouth Corp., 5.200%, due 09/15/14		160,817
100,000		Cisco Systems, Inc., 4.950%, due 02/15/19		102,688
150,000		Verizon New England, Inc., 6.500%, due 09/15/11		159,943
100,000		Verizon Virginia, Inc., 4.625%, due 03/15/13		103,923
				527,371
		Total Investments in Securities
		(Cost $5,682,812)*	97.3%	$5,831,233
		Other Assets and Liabilities - Net	2.7	162,637
		Net Assets	100.0%	$5,993,870

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$180,555
		Gross Unrealized Depreciation		(32,134)
		Net Unrealized Appreciation		$148,421

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of December 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/2009
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$5,831,233	$—	$5,831,233
Total Investments, at value	$—	$5,831,233	$—	$5,831,233

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 24, 2010